Income taxes - Net Deferred Tax Assets and Liabilities (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Net amount at January 1	SFr 13.9	SFr (3.4)	SFr 0.3
thereof deferred tax assets	31.7	2.2	5.9
thereof deferred tax liabilities	(17.9)	(5.6)	(5.7)
Taxes charged
to income statement	18.6	(3.6)	SFr 1.0
to other comprehensive income	(0.9)	(0.2)
Exchange differences	(0.4)	0.1
Net amount at December 31	SFr (3.4)	SFr 0.3